Income Tax - Schedule of Components of the Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Components of the Deferred Tax Assets [Abstract]
Tax loss carry forwards	$ 15,747,576	$ 15,794,453
Deferred tax assets	2,677,088	2,685,057
Valuation allowance	(2,677,088)	(2,685,057)
Total deferred tax assets, net